Other income, gains or loss - net (Tables)	12 Months Ended
Dec. 31, 2020
Other income, gains or loss - net
Schedule of other income, gains or loss

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net foreign exchange (loss)/gain	(10,951)	(8,569)	285,722
Government grants and tax rebates (Note a)	—	17,795	63,627
Net gain on financial assets at fair value through profit or loss	102,582	38,891	49,447
Gain on dilution of interest in associate (Note 14)	7,641	—	2,511
Net gain on financial assets at fair value through other comprehensive income	—	44	2,092
Gain on disposal of property, plant and equipment and intangible asset	—	13,267	1,302
Gain on disposal of lease assets and derecognition of lease liabilities	5,232	—	11
Guarantee loss, net (Note b)	(200,080)	(137,191)	(69,185)
Net loss on derivatives	(2,438)	(244)	(281,691)
Interest income from shareholder for late capital injection	15,088	—	—
Others	3,066	1,753	4,596
	(79,860)	(74,254)	58,432

(a)	Government grants and tax rebates were related to income. There were no unfulfilled conditions or contingencies related to these subsidies.

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Government grants	—	7,397	44,202
- Technology development incentives	—	—	25,425
- Epidemic subsidies	—	—	4,000
- Operation subsidies	—	7,397	14,777
Tax rebates	—	10,398	19,425
	—	17,795	63,627

(b)	Guarantee loss, net

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Interest income on financial guarantee fee receivables (Note 19(a))	44,289	24,802	5,257
Impairment loss of financial guarantee fee receivables (Note 19(a))	(40,762)	(29,712)	(7,988)
Guarantee charge arising from changes in estimates under financial guarantee contract	(203,607)	(132,281)	(66,454)
	(200,080)	(137,191)	(69,185)